UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.62%
Corporate Revenue Bonds - 13.13%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	5,225,000	$4,530,859
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
(Exempt Facilities National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,810,000	1,816,425
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	10,000,000	11,220,900
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	7,435,002
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,232,356
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,134,240
6.25% 6/1/24	6,810,000	7,005,719
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,879,717
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#	1,500,000	1,504,485
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	2,155,000	1,676,245
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,472,476
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	1,250,000	1,319,250
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,532,608
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)●	2,000,000	2,096,420
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,128,330
Ohio State Air Quality Development Authority Revenue
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,187,760
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,930,031

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Selma, Alabama Industrial Development Board
(Zilkha Biomass Selma LLC Project) 144A
7.50% 5/1/25 (AMT)#	1,520,000	$1,510,272
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,162,731
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	4,765,000	3,870,419
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,174,662
		73,820,907
Education Revenue Bonds – 11.10%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,652,148
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,454,935
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,307,320
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,727,079
Louisiana Public Facilities Authority Revenue
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	1,875,000	2,195,663
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,383,456
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,876,750
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,722,400
Series A 5.50% 11/15/36	4,515,000	5,120,868
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,434,000
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,692,623

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	6,000,000	$6,234,720
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,576,894
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,742,955
University of California
Series AO 5.00% 5/15/40	2,000,000	2,312,980
		62,434,791
Electric Revenue Bonds – 5.23%
California State Department of Water Resources
Series L 5.00% 5/1/17	910,000	967,585
Series L 5.00% 5/1/20	5,000,000	5,846,800
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	6,047,093
5.25% 2/1/24	7,000,000	8,732,430
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,430,000	1,595,008
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,413,246
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	789,293
		29,391,455
Healthcare Revenue Bonds – 8.66%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,236,719
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,408,587
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,112,075
Fairfax County, Virginia Industrial Development Authority
Revenue
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,812,350
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,431,400
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,602,355

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	$4,154,571
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,266,380
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,453,085
6.50% 12/1/21	2,745,000	3,078,517
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,654,349
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,339,609
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,163,340
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,008,190
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.75% 7/1/21 (NATL-RE)^	2,000,000	1,737,520
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	143,077
Series A 7.50% 6/1/49	610,000	730,121
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,642,669
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,505,480
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,082,300
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,132,116
		48,694,810
Housing Revenue Bonds – 1.19%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,605,000	5,171,277

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	$1,545,059
		6,716,336
Lease Revenue Bonds – 1.04%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	770,000	818,957
Series GG 5.75% 9/1/23	100,000	110,754
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,270,705
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,658,417
		5,858,833
Local General Obligation Bonds – 8.98%
Chicago, Illinois
Series A 5.50% 1/1/39	2,900,000	3,041,404
Fairfax County, Virginia
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,334,880
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,639,438
5.00% 8/15/26 (PSF)	1,000,000	1,143,350
Honolulu, Hawaii
Series A 5.00% 10/1/39	2,500,000	2,911,475
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,156,800
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	7,031,689
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,058,234
Series I-1 5.375% 4/1/36	5,000,000	5,632,050
Series J 5.00% 8/1/17	3,000,000	3,212,910
Subseries D-1 5.00% 10/1/36	6,500,000	7,510,750
Prince George’s County, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/17	1,700,000	1,823,454
		50,496,434
Pre-Refunded/Escrowed to Maturity Bonds – 11.96%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,583,940

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	$4,849,911
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,025,725
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,286,789
(Unrefunded) Series A 5.25% 7/1/21-19§	1,140,000	1,310,020
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	85,000	86,913
Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,224,008
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,642,930
Missouri State Highways & Transportation Commission
State Road Revenue
Series B 5.00% 5/1/24-16§	7,000,000	7,137,970
New Jersey Economic Development Authority
(School Facilities Construction)
5.00% 9/1/18	2,120,000	2,350,762
Series G 5.75% 9/1/23-21§	900,000	1,093,716
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,741,803
New York Dormitory Authority Revenue Non State
Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37-19§	3,000,000	3,454,710
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,238,441
(Second Tier) Series F 5.75% 1/1/38-18§	6,130,000	6,743,674
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,069,394
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	900,000	1,000,611
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)§	390,000	419,968
		67,261,285

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 12.93%
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	$9,500,136
Denver, Colorado Convention Center Hotel Authority
Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	1,327,159
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,645,000	1,261,879
Hollywood, Florida Community Redevelopment Agency
Revenue
(Beach CRA) 5.625% 3/1/24	1,105,000	1,105,166
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,988,600
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue
(State Revolving Fund Project) Series A
6.05% 7/1/16 (AGM)	20,000	20,099
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,580,025
Nevada State
5.00% 6/1/17	1,700,000	1,810,721
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,228,180
5.00% 6/15/28	2,695,000	2,849,289
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,512,660
Series B 5.50% 6/15/31	5,000,000	5,354,000
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,171,350
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,291,200
Series C 5.25% 11/1/25	6,000,000	7,060,920
Series D 5.00% 2/1/26	3,000,000	3,496,890
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38	6,000,000	6,719,820
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,052,730
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,094,560

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	930,000	$975,998
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	1,295,000	954,778
(Sales Tax - Vacation Village Project A) Series A
5.75% 9/1/32	1,365,000	1,365,874
		72,722,034
State General Obligation Bonds – 6.75%
California State
5.00% 2/1/17	630,000	663,233
5.25% 11/1/40	3,795,000	4,426,222
Various Purposes
5.00% 9/1/22	2,180,000	2,641,680
5.00% 11/1/43	3,000,000	3,438,300
5.00% 10/1/44	2,420,000	2,768,891
6.00% 4/1/38	4,060,000	4,733,107
6.50% 4/1/33	2,570,000	3,046,581
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,830,039
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,337,876
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	990,000	1,038,520
		37,924,449
Transportation Revenue Bonds – 12.54%
Bay Area, California Toll Authority
Series S-6 5.00% 10/1/54	3,000,000	3,341,550
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,903,350
Chicago, Illinois O’hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,655,689
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,546,214
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,350,250
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,658,250
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	451,238

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 4.125% 12/31/38 (AMT)	1,040,000	$1,022,320
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,058,858
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,536,493
6.50% 12/1/28	5,500,000	5,527,060
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,894,849
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,869,773
7.50% 6/30/33	1,560,000	1,909,393
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,033,069
6.875% 12/31/39	5,500,000	6,457,605
7.00% 12/31/38 (AMT)	1,830,000	2,276,117
		70,492,078
Water & Sewer Revenue Bonds – 4.11%
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	440,000	460,073
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,456,480
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,223,475
(Second Generation Resolution Fiscal 2014) Series BB
5.00% 6/15/46	5,000,000	5,636,250
(Second Generation) Series BB 5.00% 6/15/47	4,000,000	4,473,400
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,842,300
		23,091,978
Total Municipal Bonds (cost $499,621,061)		548,905,390

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investment – 0.18%
Variable Rate Demand Note – 0.18%¤
Minneapolis-St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue (Allina
Health System) Series B-2 Series B-2
0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	1,000,000	$1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000

Total Value of Securities – 97.80%
(cost $500,621,061)		549,905,390

Receivables and Other Assets Net of Liabilities – 2.20%		12,363,844
Net Assets – 100.00%		$562,269,234

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $3,014,757, which represents 0.54% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SGI – Insured by Syncora Guarantee Inc.

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Notes
Delaware Tax-Free USA Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 2
Municipal Bonds	$548,905,390
Short-Term Investments	1,000,000
Total Value of Securities	$549,905,390

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.52%
Corporate Revenue Bonds – 13.40%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
6.50% 5/1/17	2,305,000	$1,963,929
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,636,164
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed)
Series A 5.00% 6/1/33	1,735,000	2,006,094
Series A 5.00% 6/1/34	2,890,000	3,323,587
Series A 5.00% 6/1/35	8,645,000	9,888,800
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	9,078,928
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,008,115
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,215,456
6.25% 6/1/24	7,500,000	7,715,550
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	785,377
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#	1,905,000	1,918,735
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,644,040
Maryland Economic Development Corporation Pollution
Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	2,085,000	1,621,796
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,046,555
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	2,490,000	2,627,946
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,122,073
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	850,000	850,884
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	2,570,000	2,806,851

NQ- 037 [11/15] 1/16 (15789)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	$2,539,953
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.25% 12/1/24	3,050,000	3,614,341
Selma, Alabama Industrial Development Board
(Zilkha Biomass Selma LLC Project) 144A
7.50% 5/1/25 (AMT)#	1,450,000	1,440,720
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,095,140
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.50% 6/1/23	1,710,000	1,735,992
Series 1A 4.75% 6/1/34	4,415,000	3,569,881
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	3,450,000	3,820,289
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,003,944
		95,081,140
Education Revenue Bonds – 6.51%
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	1,005,960
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,423,143
California Statewide Communities Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,454,731
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,250,876
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,512,200
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	775,000	815,982
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,957,624

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	$3,544,260
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	593,200
Series A 5.00% 4/1/31	1,090,000	1,234,992
Series A 5.00% 4/1/32	1,010,000	1,139,159
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,507,064
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,189,038
(Touro College & University System) Series A
5.25% 1/1/34	1,360,000	1,492,831
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,065,408
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,748,525
University of North Carolina, North Carolina at Chapel Hill
5.00% 12/1/31	3,490,000	3,766,303
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,508,598
		46,209,894
Electric Revenue Bonds – 3.57%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,820,020
Series N 5.00% 5/1/21	3,580,000	4,268,935
Long Island, New York Power Authority
Series A 5.00% 9/1/34	2,325,000	2,638,363
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,626,160
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,092,600
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	5,840,000	6,857,562
		25,303,640

NQ- 037 [11/15] 1/16 (15789)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 7.78%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	$6,637,868
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	4,968,488
California Statewide Communities Development Authority
Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,011,819
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,643,888
Dauphin County, Pennsylvania General Authority Health
System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,899,392
Illinois Finance Authority Revenue
(Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,309,103
Series A 5.00% 11/15/33	1,450,000	1,649,491
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	880,101
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,447,930
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,583,560
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,243,000
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	799,048
Ohio State Higher Educational Facilities Commission
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,095,120
Series A 5.00% 1/1/18	1,000,000	1,085,840
Palm Beach County, Florida Health Facilities Authority
Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	950,000	1,079,457
Series C 6.00% 6/1/21	1,000,000	1,098,740

4     NQ- 037 [11/15] 1/16 (15789)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	3,800,000	$4,121,936
Series C 4.50% 11/15/38 ●	2,540,000	2,936,342
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,769,540
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	469,364
Series A 144A 6.75% 7/1/35 #	465,000	481,205
		55,211,232
Housing Revenue Bond – 0.25%
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,801,886
		1,801,886
Lease Revenue Bonds – 2.68%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	690,000	725,714
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,344,488
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,891,651
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,843,493
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	665,000	707,281
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	4,665,000	4,870,680
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,645,000	2,651,665
		19,034,972
Local General Obligation Bonds – 8.15%
Chesterfield County, Virginia
Series B 5.00% 1/1/22 (State Aid Withholding)	4,070,000	4,900,809
Chicago, Illinois
Series 2002B 5.25% 1/1/28	1,130,000	1,196,049
Series 2002B 5.50% 1/1/37	1,435,000	1,507,123
Series 2005D 5.50% 1/1/37	1,150,000	1,207,799

NQ- 037 [11/15] 1/16 (15789)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Columbus, Ohio
Series 1 5.00% 7/1/23	2,535,000	$3,114,932
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,443,204
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,397,220
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,565,800
Houston, Texas Refunding & Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,457,600
Montgomery, Maryland
Series A 5.00% 11/1/28	7,255,000	8,864,449
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,745,140
Series E 5.00% 8/1/23	3,685,000	4,485,124
Subseries D-1 5.00% 10/1/30	4,000,000	4,690,880
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	5,975,000	7,245,106
		57,821,235
Pre-Refunded/Escrowed to Maturity Bonds – 8.90%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,703,253
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,473,496
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,824,274
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,723,153
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,999,504
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,149,140
California Statewide Communities Development Authority
Revenue
(California Statewide Inland Regulatory Control Project)
5.25% 12/1/27-17§	3,605,000	3,928,116
Fairfax County, Virginia Public Improvement Revenue
Series A 5.00% 4/1/20-18 (State Aid Withholding)§	5,000,000	5,479,550
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21-18 (ASSURED GTY)§	2,760,000	3,067,188

6     NQ- 037 [11/15] 1/16 (15789)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State & Local Facilities Loan Capital
Improvement
First Series 5.00% 3/15/19-17§	3,675,000	$3,883,042
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,710,000	4,283,937
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	4,866,367
5.00% 8/1/18	2,500,000	2,762,850
Missouri State Highways & Transportation Commission
State Road Revenue
(Second Lien) 5.25% 5/1/23-17§	1,940,000	2,066,022
New Jersey Economic Development Authority
(School Facilities Construction) 5.00% 9/1/18	1,820,000	2,018,107
New York State Environmental Facilities Corporation
Revenue
(Revolving Funds Pooled Financing) Series D
5.00% 9/15/23-17§	3,360,000	3,617,410
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20-18§	3,440,000	3,802,129
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	670,000	774,413
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,728,745
Texas Transportation Commission State Highway Fund
Revenue
(First Tier) 5.00% 4/1/18-17§	1,700,000	1,798,090
Virginia State
Series B 5.00% 6/1/23-18§	2,000,000	2,203,620
		63,152,406
Resource Recovery Revenue Bonds – 0.19%
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond)
144A 4.75% 1/1/20 (AMT)#	370,000	364,661
144A 5.25% 1/1/24 (AMT)#	510,000	498,816

NQ- 037 [11/15] 1/16 (15789)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue
(Subordinate Colver Project) Series G
5.125% 12/1/15 (AMT)	450,000	$450,027
		1,313,504
Special Tax Revenue Bonds – 14.45%
Atlanta, Georgia Development Authority
(Senior Lien) Series A-1 5.25% 7/1/40	1,870,000	2,167,517
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.00% 9/1/16	200,000	201,598
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,348,815
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	725,000	731,221
5.00% 5/1/34	880,000	888,078
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,728,758
Series A 5.25% 1/1/23	5,375,000	5,900,245
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,678,498
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,938,913
Series A 5.625% 12/1/29	1,125,000	1,245,454
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,060,823
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,185,977
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,118,307
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,971,729
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/22	1,750,000	1,924,335
5.00% 6/15/23	1,250,000	1,364,263

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey State Economic Development Authority
Revenue
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	$4,841,884
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	7,310,000	7,827,548
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,500,514
Subseries A-1 5.00% 11/1/20	2,860,000	3,354,437
Subseries C 5.00% 11/1/27	4,150,000	4,977,925
Subseries E-1 5.00% 2/1/26	4,020,000	4,777,087
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,906,370
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,281,584
Oregon State Lottery
Series C 5.00% 4/1/24	3,550,000	4,357,803
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,006,130
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23 @	810,000	811,045
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,818,590
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	1,305,000	962,150
(Sales Tax - Vacation Village Project A) Series A
5.00% 9/1/27	1,700,000	1,702,992
		102,580,590
State General Obligation Bonds – 14.12%
California State
5.00% 2/1/20	4,250,000	4,904,457
Series C 5.00% 9/1/30	5,985,000	7,152,494
(Various Purposes)
5.00% 10/1/18	5,000,000	5,565,250
5.00% 11/1/19	5,245,000	6,026,767
5.00% 10/1/24	2,935,000	3,622,729

NQ- 037 [11/15] 1/16 (15789)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purposes)
5.25% 9/1/28	7,750,000	$9,181,503
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,212,340
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,203,150
Series B 5.00% 7/1/17	4,810,000	5,143,573
Minnesota State
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,307,082
Series F 5.00% 10/1/22	8,000,000	9,748,720
New Jersey State
Series Q 5.00% 8/15/19	5,000,000	5,576,650
New York State
Series A 5.00% 2/15/28	5,000,000	5,792,650
Oregon State
Series L 5.00% 5/1/26	6,000,000	7,078,800
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,125,643
Virginia State
Series D 5.00% 6/1/19	5,715,000	6,500,641
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	3,837,177
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,248,463
		100,228,089
Transportation Revenue Bonds – 14.96%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,272,180
Central Texas Turnpike System
Series C 5.00% 8/15/33	1,750,000	1,949,657
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/30	2,665,000	3,045,082
Series B 5.00% 1/1/33	1,520,000	1,721,385
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,389,747
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	709,260
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,145,570
5.00% 7/1/26	3,000,000	3,427,410

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	$2,749,005
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,705,950
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,311,937
Series A 5.00% 11/15/18	2,500,000	2,784,000
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission
Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,232,200
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AMT)	2,900,000	3,264,820
Series B 5.00% 1/1/33 (AMT)	2,900,000	3,250,378
New York State Thruway Authority Revenue
Series J 5.00% 1/1/27	5,705,000	6,823,922
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20	485,000	531,439
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,128,356
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,578,575
Series A 5.00% 7/1/33	3,355,000	3,857,210
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	5,000,000	5,938,400
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,340,836
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,627,222
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,226,969
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25	2,000,000	2,357,720
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,316,306
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,436,891

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Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	$4,664,175
7.50% 12/31/31	3,765,000	4,511,562
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,863,947
		106,162,111
Water & Sewer Revenue Bonds – 3.56%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,407,340
California State Department of Water Resources Center
Valley Project
Series AS 5.00% 12/1/29	2,695,000	3,276,338
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation) Series A 5.00% 6/15/22	1,405,000	1,550,965
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,418,240
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,756,798
San Francisco, California City & County Public Utilities
Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	8,887,543
		25,297,224
Total Municipal Bonds (cost $657,440,156)		699,197,923

Short-Term Investments – 0.46%
Variable Rate Demand Notes – 0.46%¤
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum) Series A
0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	1,000,000	1,000,000
Mississippi Business Finance
(Chevron USA Project) Series A
0.01% 12/1/30	1,435,000	1,435,000
(Chevron USA Project) Series C
0.01% 12/1/30	800,000	800,000

Total Short-Term Investments (cost $3,235,000)		3,235,000

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(Unaudited)

Total Value of Securities – 98.98%
(cost $660,675,156)	$702,432,923

Receivables and Other Assets Net of Liabilities – 1.02%	7,247,991
Net Assets – 100.00%	$709,680,914

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $10,044,181, which represents 1.42% of the Fund’s net assets.
@	Illiquid security. At Nov. 30, 2015, the aggregate value of illiquid securities was $811,045, which represents 0.11% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax ASSURED
GTY – Insured by Assured Guaranty Corporation
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

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Notes
Delaware Tax-Free USA Intermediate Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 2
Municipal Bonds	$699,197,923
Short-Term Investments	3,235,000
Total Value of Securities	$702,432,923

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: